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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (617) 399-7177

Signature, Place, and Date of Signing:


Nicolas Nesta                    BOSTON, MA            February 13, 2008
------------------------------   -------------------   -------------------------
[Signature]                      [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    45
Form 13F Information Table Value Total: 6,715(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                Column 1                    Column 2     Column 3 Column 4      Column 5      Column 6  Column 7      Column 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                                   VOTING AUTHORITY
                                                                    VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
ALLIANCEBERNSTEIN HOLDING LP CMN         COM            01881G106      128    6,152 SH       SOLE                 6,152
ANNALY CAPITAL MANAGEMENT, INC CMN       COM            035710409      293   18,456 SH       SOLE                18,456
AON CORPORATION CMN                      COM            037389103      112    2,456 SH       SOLE                 2,456
BLACKROCK, INC. CMN                      COM            09247X101      330    2,461 SH       SOLE                 2,461
BROWN & BROWN INC CMN                    COM            115236101       77    3,685 SH       SOLE                 3,685
CAPSTEAD MORTGAGE CORPORATION CMN        COM            14067E506       66    6,152 SH       SOLE                 6,152
CHIMERA INVESTMENT CORPORATION CMN       COM            16934Q109       85   24,569 SH       SOLE                24,569
FIDELITY NATIONAL FINL CMN               COM            31620R105      436   24,588 SH       SOLE                24,588
FIFTH THIRD BANCORP CMN                  COM            316773100      102   12,304 SH       SOLE                12,304
FIRST ADVANTAGE CORP CMN                 COM            31845F100       52    3,691 SH       SOLE                 3,691
FIRST AMERICAN CORP CMN                  COM            318522307      249    8,605 SH       SOLE                 8,605
FIRST HORIZON NATIONAL CORP CMN          COM            320517105       65    6,152 SH       SOLE                 6,152
GOLDMAN SACHS GROUP, INC.(THE) CMN       COM            38141G104      208    2,461 SH       SOLE                 2,461
HANOVER INSURANCE GROUP INC CMN          COM            410867105      105    2,453 SH       SOLE                 2,453
KEYCORP CMN                              COM            493267108      157   18,456 SH       SOLE                18,456
KNIGHT CAPITAL GROUP, INC. CMN CLASS A   COM            499005106       60    3,691 SH       SOLE                 3,691
M&T BANK CORPORATION CMN                 COM            55261F104      141    2,461 SH       SOLE                 2,461
MGIC INVESTMENT CORP COMMON STOCK        COM            552848103       86   24,607 SH       SOLE                24,607
MARSH & MCLENNAN CO INC CMN              COM            571748102       43    1,752 SH       SOLE                 1,752
MASTERCARD INCORPORATED CMN CLASS A      COM            57636Q104      176    1,230 SH       SOLE                 1,230
NYSE EURONEXT, INC. CMN                  COM            629491101      168    6,152 SH       SOLE                 6,152
NASDAQ OMX GROUP, INC. CMN               COM            631103108       73    2,943 SH       SOLE                 2,943
NORTHERN TRUST CORP CMN                  COM            665859104      192    3,685 SH       SOLE                 3,685
OLD REPUBLIC INTL CORP CMN               COM            680223104      147   12,304 SH       SOLE                12,304
PNC FINANCIAL SERVICES GROUP CMN         COM            693475105      422    8,613 SH       SOLE                 8,613
RADIAN GROUP INC. CMN                    COM            750236101       45   12,304 SH       SOLE                12,304
REGIONS FINANCIAL CORPORATION CMN        COM            7591EP100       98   12,304 SH       SOLE                12,304
SPDR KBW BANK ETF MUTUAL FUND ETF        ETF            78464A797      812   36,911 SH       SOLE                36,911
SOUTH FINL GROUP INC CMN                 COM            837841105       53   12,304 SH       SOLE                12,304
STATE STREET CORPORATION (NEW) CMN       COM            857477103      145    3,691 SH       SOLE                 3,691
STEWART INFORMATION SVCS CORP CMN        COM            860372101      188    7,997 SH       SOLE                 7,997
SUNTRUST BANKS INC $1.00 PAR CMN         COM            867914103      182    6,152 SH       SOLE                 6,152
THE TRAVELERS COMPANIES, INC CMN         COM            89417E109      111    2,453 SH       SOLE                 2,453
VISA INC. CMN CLASS A                    COM            92826C839      194    3,691 SH       SOLE                 3,691
WADDELL & REED FIN., INC. CLASS A COMMON COM            930059100       76    4,921 SH       SOLE                 4,921
ALLIED WORLD ASSURANCE COMPANY HOLDINGS,
   LTD                                   COM            G0219G203      104    2,554 SH       SOLE                 2,554
ARCH CAPITAL GROUP LTD. CMN              COM            G0450A105      136    1,944 SH       SOLE                 1,944
ASPEN INSURANCE HOLDINGS LTD CMN         COM            G05384105       45    1,840 SH       SOLE                 1,840
ENDURANCE SPECIALTY HLDGS LTD CMN        COM            G30397106       50    1,622 SH       SOLE                 1,622
EVEREST RE GROUP LTD CMN                 COM            G3223R108       75      984 SH       SOLE                   984
IPC HOLDINGS LTD CMN                     COM            G4933P101       75    2,523 SH       SOLE                 2,523
MAX CAPITAL GROUP CMN                    COM            G6052F103      109    6,145 SH       SOLE                 6,145
PARTNERRE LTD BERMUDA CMN                COM            G6852T105      103    1,441 SH       SOLE                 1,441
RENAISSANCE RE HOLDINGS LTD CMN          COM            G7496G103       80    1,556 SH       SOLE                 1,556
WILLIS GROUP HOLDINGS LIMITED CMN        COM            G96655108       61    2,453 SH       SOLE                 2,453
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